Reserves (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reserves within equity [line items]
Balance at 1 January		¥ 18,374,176
Total comprehensive income for the year attributable to shareholders of the Company		2,215,229		¥ 633,560		¥ 2,223,177
Dividends declared and approved in respect of previous year		1,082,381		1,298,858
Appropriation of safety production fund		0		0		0
Balance at 31 December		19,418,325		18,374,176
Legal surplus [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	[1]	4,072,476		4,072,476
Total comprehensive income for the year attributable to shareholders of the Company	[1]	0		0
Change in fair value of hedging instruments	[1]			0
Reclassified to cost of inventory	[1]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[1]	0
Dividends declared and approved in respect of previous year	[1]	0		0
Transfer to legal surplus	[1]	2,498,808
Appropriation of safety production fund	[1]	0		0
Balance at 31 December	[1]	6,571,284		4,072,476		4,072,476
Capital surplus [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	[2]	13,739		13,739
Total comprehensive income for the year attributable to shareholders of the Company	[2]	0		0
Change in fair value of hedging instruments	[2]			0
Reclassified to cost of inventory	[2]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[2]	0
Dividends declared and approved in respect of previous year	[2]	0		0
Transfer to legal surplus	[2]	0
Appropriation of safety production fund	[2]	0		0
Balance at 31 December	[2]	13,739		13,739		13,739
Surplus reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	[3]	101,355		101,355
Total comprehensive income for the year attributable to shareholders of the Company	[3]	0		0
Change in fair value of hedging instruments	[3]			0
Reclassified to cost of inventory	[3]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[3]	0
Dividends declared and approved in respect of previous year	[3]	0		0
Transfer to legal surplus	[3]	0
Appropriation of safety production fund	[3]	0		0
Balance at 31 December	[3]	101,355		101,355		101,355
Other reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	[4]	6,326		17,838
Total comprehensive income for the year attributable to shareholders of the Company	[4]	16,639		(11,512)
Change in fair value of hedging instruments	[4]			0
Reclassified to cost of inventory	[4]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[4]	0
Dividends declared and approved in respect of previous year	[4]	0		0
Transfer to legal surplus	[4]	0
Appropriation of safety production fund	[4]	0		0
Balance at 31 December	[4]	22,965		6,326		17,838
Hedging [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		0		0
Total comprehensive income for the year attributable to shareholders of the Company		125,159		0
Change in fair value of hedging instruments				(63,840)
Reclassified to cost of inventory				63,840
Amounts transferred from hedging reserve to initial carrying amount of hedged items		(88,699)
Dividends declared and approved in respect of previous year		0		0
Transfer to legal surplus		0
Appropriation of safety production fund		0		0
Balance at 31 December		36,460		0		0
Share premium [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	[5]	106,846		106,846
Total comprehensive income for the year attributable to shareholders of the Company	[5]	0		0
Change in fair value of hedging instruments	[5]			0
Reclassified to cost of inventory	[5]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[5]	0
Dividends declared and approved in respect of previous year	[5]	0		0
Transfer to legal surplus	[5]	0
Appropriation of safety production fund	[5]	0		0
Balance at 31 December	[5]	106,846		106,846		106,846
Safety production fund [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	[6]	145,597		57,137
Total comprehensive income for the year attributable to shareholders of the Company	[6]	0		0
Change in fair value of hedging instruments	[6]			0
Reclassified to cost of inventory	[6]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[6]	0
Dividends declared and approved in respect of previous year	[6]	0		0
Transfer to legal surplus	[6]	0
Appropriation of safety production fund	[6]	40,729		88,460
Balance at 31 December	[6]	186,326		145,597		57,137
Retained earnings [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	[7]	13,927,837		14,670,083
Total comprehensive income for the year attributable to shareholders of the Company	[7]	2,073,431		645,072
Change in fair value of hedging instruments	[7]			0
Reclassified to cost of inventory	[7]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[7]	0
Dividends declared and approved in respect of previous year	[7]	(1,082,381)		(1,298,858)
Transfer to legal surplus	[7]	(2,498,808)
Appropriation of safety production fund		(40,729)	[7]	(88,460)	[7]	(2)
Balance at 31 December	[7]	12,379,350		13,927,837		14,670,083
Total [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		18,374,176		19,039,474
Total comprehensive income for the year attributable to shareholders of the Company		2,215,229		633,560
Change in fair value of hedging instruments				(63,840)
Reclassified to cost of inventory				63,840
Amounts transferred from hedging reserve to initial carrying amount of hedged items		(88,699)
Dividends declared and approved in respect of previous year		(1,082,381)		(1,298,858)
Transfer to legal surplus		0
Appropriation of safety production fund		0		0
Balance at 31 December		¥ 19,418,325		¥ 18,374,176		¥ 19,039,474

[1]	Under PRC rules and regulations, the Company and its PRC subsidiaries are required to set aside 10% of the net income determined in accordance with the PRC accounting rules and regulations to a legal surplus reserve. The transfer to this reserve must be made before distribution of any dividend to shareholders. The legal surplus reserve is non-distributable other than in liquidation and can be used to make good of previous years’ losses, if any, and may be utilized for business expansion or converted into ordinary shares by the issuance of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issuance is not less than 25% of the registered capital. In accordance with PRC rules and regulations, the Company has set aside RMB6,571,284 thousand of legal surplus as of 31 December 2021.
[2]	This reserve represents gifts or grants received from China Petrochemical Corporation, the ultimate parent company and which are required to be included in this reserve fund by PRC regulations.
[3]	The transfer to this reserve from the retained profits is subject to the approval by shareholders at general meetings. Its usage is similar to that of the legal surplus reserve.
[4]	Other reserve comprises share of post-acquisition movements in other comprehensive income from associates and joint ventures using the equity methods of accounting with a corresponding adjustment to the carrying amount of the investment.
[5]	The application of the share premium account is governed by Sections 167 and 168 of the PRC Company Law.
[6]	According to the relevant PRC regulations, the Group is required to transfer an amount to specific reserve for the safety production fund based on the turnover of certain refining and chemicals products. This reserve represents unutilized safety production fund.
[7]	According to the Company’s Articles of Association, the reserve available for distribution is the lower of the amount determined under China Accounting Standards for Business Enterprises and the amount determined under IFRS.